Commitment and Contingencies - Non-Cancelable Purchase Commitments (Details) $ in Thousands	Mar. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2022	$ 357
2023	402
2024	204
Total lease payments	$ 963